Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Changes in goodwill

	Successor
	Year Ended December 31, 2012	Year Ended December 31, 2011
Beginning of period	$308.8	$—
Goodwill resulting from UCI Acquisition	—	308.9
Goodwill resulting from FRAM China acquisition	—	0.6
Foreign currency translation	0.3	(0.7)

End of period	$309.1	$308.8

Components of other intangible assets

			Successor
			December 31, 2012
	Amortizable Life	Weighted Average Remaining Life	Gross	Impairment	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	11 years	$283.6	$—	$(42.3)	$(0.4)	$240.9
Trademarks	5 years	3 years	0.6	—	(0.2)	—	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	—	151.0
Integrated software systems	5 years	3 years	11.0	—	(3.7)	—	7.3

			$446.2	$—	$(46.2)	$(0.4)	$399.6

			Successor
			December 31, 2011
	Amortizable Life	Weighted Average Remaining Life	Gross	Impairment	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	12 years	$283.6	$—	$(20.3)	$(0.6)	$262.7
Trademarks	5 years	4 years	0.6	—	(0.1)	—	0.5
Trademarks	Indefinite	Indefinite	154.8	(3.8)	—	—	151.0
Integrated software systems	5 years	4 years	11.0	—	(1.5)	—	9.5

			$450.0	$(3.8)	$(21.9)	$(0.6)	$423.7

Estimated amortization expense related to acquired intangible assets and the integrated software system

	Acquired	Integrated
	Intangible	Software
	Assets	System
2013	$22.2	$2.2
2014	22.2	2.2
2015	22.2	2.2
2016	22.1	0.7
2017	22.1	—